Deposits (Summary Of Certificate Of Deposit Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deposits [Abstract]
2014, Amount	$ 1,206,095
2015, Amount	676,365
2016, Amount	348,641
2017, Amount	208,806
2018, Amount	102,422
Thereafter, Amount	1,411
Certificates of deposit, Amount	$ 2,543,740	$ 2,572,244
2014, Weighted Average Rate	0.90%
2015, Weighted Average Rate	1.61%
2016, Weighted Average Rate	1.36%
2017, Weighted Average Rate	1.36%
2018, Weighted Average Rate	1.39%
Thereafter, Weighted Average Rate	1.92%
Certificates of deposit, Weighted Average Rate	1.21%	1.44%